Note 3	6 Months Ended
Jun. 30, 2025
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the Appendices to the consolidated financial statements of the Group for the year ended December 31, 2024:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The BBVA Group’s activities are mainly located in Spain, Mexico, Turkey and South America, with an active presence in other areas of Europe, the United States and Asia (see Note 5).
Significant transactions in the first six months of 2025 and the year 2024
During the first six months of 2025 and during the year 2024 no significant or relevant corporate transactions have been completed, without prejudice to the voluntary tender offer for the acquisition of all of the issued shares of Banco de Sabadell, S.A.
Other relevant additional information
Announcement of the voluntary tender offer for the acquisition of all of the issued shares of Banco de Sabadell, S.A.
On April 30, 2024, due to a media report, BBVA published an inside information notice (información privilegiada) stating that it had informed the chairman of the Board of Directors of Banco de Sabadell, S.A. (the "Target Company") of the interest of BBVA’s Board of Directors in initiating negotiations to explore a possible merger between the two entities. On the same date, BBVA sent to the chairman of the Target Company the written proposal for the merger of the two entities. The content of the written proposal sent to the Board of Directors of the Target Company was published on May 1, 2024, by BBVA through the publication of an inside information notice (información privilegiada) with the CNMV.
On May 6, 2024, the Target Company published an inside information notice (información privilegiada) informing of the rejection of the proposal by its Board of Directors.
Following such rejection, on May 9, 2024, BBVA announced, through the publication of an inside information notice (información privilegiada) (the “Prior Announcement”), the decision to launch an exchange offer (the “Exchange Offer”) for the acquisition of all of the issued and outstanding shares of the Target Company. The consideration offered by BBVA to the shareholders of the Target Company after the adjustments implemented thereto in October, 2024, March, 2025 and April, 2025 as a result of the interim and final dividends paid by both companies against their respective 2024 financial year results, consists of one (1) newly issued ordinary share of BBVA and €0.70 in cash for each five point three four five six (5.3456) ordinary shares of the Target Company, subject to certain further adjustments in the event of future dividend distributions as set forth in the Prior Announcement. As provided in the Prior Announcement, as a consequence of the cash interim dividend against 2025 results announced by Banco Sabadell on July 24, 2025, in the gross amount of €0.07 per share, to be paid on August 29, 2025, BBVA will adjust once again the consideration offered. From the ex-dividend date of said distribution, the consideration will be one (1) newly issued ordinary share of BBVA and €0.70 in cash for each five point five four eight three (5.5483) ordinary shares of Banco Sabadell.
Pursuant to the provisions of Royal Decree 1066/2007, of July 27, 2007, on the rules governing tender offers (“Royal Decree 1066/2007”), the Exchange Offer is subject to mandatory clearance by the CNMV. Additionally, pursuant to the provisions of Law 10/2014 and Royal Decree 84/2015, the acquisition by BBVA of control of the Target Company resulting from the Exchange Offer is subject to the duty of prior notification to the Bank of Spain and the obtention of the non-opposition of the European Central Bank (“ECB”) (which requirement was satisfied on September 5, 2024, as described below).
In addition, completion of the Exchange Offer is also subject to the satisfaction of the conditions specified in the Prior Announcement, in particular (i) the acceptance of the Exchange Offer by a number of shares that allows BBVA to acquire at least more than half of the effective voting rights of the Target Company at the end of the Exchange Offer acceptance period (therefore excluding the treasury shares that the Target Company may hold at that time) as this condition was amended by BBVA in accordance with the inside information notice (información privilegiada) dated January 9, 2025, (ii) approval by BBVA’s General Shareholders’ Meeting of the increase of BBVA’s share capital through the issue of new ordinary shares with non-cash contributions in an amount that is sufficient to cover the consideration in shares offered to the shareholders of the Target Company (which condition was satisfied on July 5, 2024, as described below), (iii) in accordance with the provisions of article 26.1 of the Royal Decree 1066/2007, the authorization of the economic concentration resulting from the Exchange Offer by the Spanish antitrust authorities (a condition that was satisfied on June 30, 2025, as described below), and (iv) the authorization of the indirect acquisition of control of the Target Company’s banking subsidiary in the United Kingdom, TSB Bank PLC, by the United Kingdom Prudential Regulation Authority (“PRA”) (which condition was satisfied on September 2, 2024, as described below).
On July 5, 2024, BBVA’s Extraordinary General Shareholders’ Meeting approved to authorize the increase of BBVA’s share capital in an amount of up to €551,906,524.05 through the issuance of up to 1,126,339,845 newly-issued BBVA shares to be offered to the holders of the Target Company shares pursuant to the Exchange Offer. On March 21, 2025, BBVA’s Ordinary General Shareholders’ Meeting approved the renewal of such resolution for its exercise within a one (1) year period from such date.
On September 3, 2024, BBVA announced that it had received on September 2, 2024 the authorization from the PRA for BBVA’s indirect acquisition of control of TSB Bank PLC, the Target Company’s banking subsidiary in the United Kingdom, as a result of the Exchange Offer.
On September 5, 2024, BBVA announced that it received the decision of non-opposition from the ECB to BBVA’s taking control of the Target Company, as a result of the Exchange Offer.
On April 30, 2025, the Spanish National Markets and Competition Authority announced its decision to authorize the economic concentration resulting from the Exchange Offer (the “CNMC Resolution”), subject to compliance by BBVA with certain commitments aimed at ensuring financial inclusion, territorial cohesion, protection for vulnerable customers and lending to small and medium-sized enterprises (SMEs) and self-employed customers (the “CNMC Commitments”).
The CNMC Commitments generally have a duration of three years (except for certain specific commitments with a different duration) beginning on the date that BBVA designates a majority of the Target Company’s board of directors (other than, only with respect to BBVA, certain commitments aimed at preserving its physical presence in certain territories and the maintenance of the commercial terms and conditions of certain products and services already contracted, which entered into force on the date the CNMC Resolution became effective on June 24, 2025).
In accordance with Article 58 of Law 15/2007, of July 3, on the defense of competition on May 27, 2025, the Spanish Ministry of Economy, Trade and Business notified BBVA of its decision to refer to the Council of Ministers the CNMC Resolution for review on the grounds of general interest other than competition.
The Council of Ministers issued a decision on June 24, 2025 authorizing the economic concentration resulting from completion of the Exchange Offer subject to an additional condition aimed at protecting the following general interest concerns, other than those relating to the defense of competition: (i) ensuring an adequate maintenance of the objectives of the sectoral regulation linked to support for growth and business activity; (ii) protection of workers; (iii) territorial cohesion; (iv) social policy objectives related to the social work of their respective foundations, financial consumer protection and affordable housing; and (v) promotion of research and technological development (the “Council of Ministers’ Authorization”).
The Council of Ministers’ Authorization requires, at least for a period of three years from June 24, 2025, that BBVA and the Target Company maintain separate legal personality and shareholders’ equity and preserve its respective autonomy in the management of its operations with the aim of protecting the general interest concerns identified above (the “Autonomy Condition”). The Autonomy Condition must be materialized, at least, in the maintenance of autonomous management and decision-making in the respective entities, with a view to maximizing the value of each entity. Following such three-year period, the Spanish Secretary of State for Economy and Business Support (Secretaría de Estado de Economía y Apoyo a la Empresa) will evaluate the efficacy of the Autonomy Condition and the Council of Ministers will determine whether to extend the Autonomy Condition for an additional period of two years.
The Council of Ministers’ Authorization also confirmed the CNMC Commitments.
The Council of Ministers’ Authorization finalized the merger control proceedings in Spain, with BBVA having the right to withdraw the Exchange Offer pursuant to the provisions of Article 26.1(c) of Royal Decree 1066/2007, as the authorization was subject to conditions. On June 30, 2025, BBVA publicly announced its decision not to withdraw the exchange offer as a result of the Council of Ministers’ Authorization. As a result, the condition requiring the obtainment of the authorization of the economic concentration resulting from completion of the Exchange Offer is considered satisfied. The specific terms of the Exchange Offer will be set out in the Spanish prospectus and the relevant U.S. offer to exchange/prospectus.